Reassure America Life Insurance Company

Valley Forge Life Insurance Company Variable Annuity Separate Account and

Valley Forge Life Insurance Company Variable Life Separate Account

SUPPLEMENT DATED NOVEMBER 2, 2012

To The Prospectus Dated May 1, 2006 For

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

To The Prospectuses Dated May 1, 2001 For

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

FLEXIBLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY

FLEXIBLE PREMIUM VARIABLE AND FIXED LAST TO DIE LIFE INSURANCE POLICY

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

MODIFIED SINGLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY

AND MODIFIED SINGLE PREMIUM VARIABLE AND FIXED LAST TO DIE LIFE INSURANCE POLICY

To the Prospectus Dated May 1, 2000 For

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY

Reassure America Life Insurance Company (“REASSURE”) will merge with and into its parent company, Jackson National Life Insurance Company (“Jackson”) on December 31, 2012, subject to regulatory approvals. Jackson previously acquired REASSURE on September 4, 2012.

On the date of the merger, Jackson will acquire all of REASSURE’s assets, including the assets of the Valley Forge Life Insurance Company Variable Annuity Separate Account and Valley Forge Life Insurance Company Variable Life Separate Account under which the Contracts/Policies were issued, and REASSURE will cease to exist. The Contracts/Policies were originally issued by Valley Forge Life Insurance Company (“Valley Forge”). Valley Forge merged with REASSURE in 2007 with Valley Forge as the surviving company. Immediately following the previous merger with REASSURE, Valley Forge changed its name to Reassure America Life Insurance Company.

The boards of directors and shareholders of both REASSURE and Jackson have approved the merger. The merger is subject to receipt of all required regulatory approvals, including the approvals of certain state insurance departments. The merger will not affect the terms of, or the rights and obligations under, the Contracts/Policies, other than to reflect the change to the company that provides your Contract/Policy benefits from REASSURE to Jackson.

If you have any questions regarding this supplement, please contact us at Phoenix VFL Variable Unit, P.O. Box 87, Hartford, CT 06142-0087, (800) 827-2621.

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